SCHEDULE OF INTEREST LOAN REPAYMENT (Details) - USD ($)	Oct. 31, 2020	Jan. 31, 2020
Promissory Note One With Midland Bank [Member]
Short-Term Debt [Line Items]
2022	$ 382,705
2023	397,414
2024	413,516
2025	360,409
Promissory Note With Midland Bank [Member]
Short-Term Debt [Line Items]
2022		$ 29,749
2023		29,749
2024		29,749
2025		29,749
Promissory Note With Midland Bank [Member] | New Manufacturing Equipment [Member]
Short-Term Debt [Line Items]
2022	381,674
Promissory Note With Midland Bank [Member] | ENP Investment [Member]
Short-Term Debt [Line Items]
2022	382,705
2023	397,414
2024	413,516
2025	$ 360,409
Promissory Note with ENP Realty [Member]
Short-Term Debt [Line Items]
2023		29,749
2024		29,749
2025		$ 29,749